Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Common Stock [Line Items]
Common stock par value		$ 0.43696	$ 0.43696
Common stock, voting rights		Each share of common stock is entitled to one vote.
Common stock outstanding		20,973	19,478
Common stock issued		20,973	19,478
Net proceeds		$ 35,200
Commissions and expenses		2,200
Sale of share		$ 35,201
2025 ATM Program [Member]
Common Stock [Line Items]
Sale value of common stock	$ 65,000
Common Stock [Member]
Common Stock [Line Items]
Common stock outstanding		20,972,505	19,478,394
Common stock issued		20,972,505	19,478,394
Sale of share		$ 474
Common Stock [Member] | ATM Equity Offerings [Member]
Common Stock [Line Items]
Sale of share		$ 1,084,290
Share price		$ 34.45